Condensed Consolidated Statements of Net Loss and Comprehensive Loss (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue	$ 30,778	$ 22,370	$ 102,182	$ 51,758	$ 60,792	$ 55,235
Cost of sales	22,288	14,599	87,477	42,959	72,157	28,635
Gross profit	8,490	7,771	14,705	8,799	(11,365)	26,600
Operating expenses
Research and development	48,763	29,858	142,549	107,037	149,498	117,871
Selling, general and administrative	21,920	10,305	47,243	32,173	46,848	40,605
Loss (gain) on disposal of fixed assets	0	1,802	0	1,824	1,742	(1)
Total operating expenses	70,683	41,965	189,792	141,034	198,088	158,475
Loss from operations	(62,193)	(34,194)	(175,087)	(132,235)	(209,453)	(131,875)
Other (expense) income
Change in fair value of warrant liability	(42,150)	(341)	(47,257)	(372)
Loss on extinguishment of debt	(30,400)	0	(30,400)	0
Interest income (expense), net	1,334	(6,658)	(9,067)	(14,149)	(20,373)	(3,963)
Other (expense) income, net	(3)	403	4,528	(258)	(1,307)	381
Total other expense, net	(71,219)	(6,596)	(82,196)	(14,779)	(21,680)	(3,582)
Loss before provision for income taxes	(133,412)	(40,790)	(257,283)	(147,014)	(231,133)	(135,457)
Provision for income taxes	0	0	0	0	0	0
Net loss and comprehensive loss	(133,412)	(40,790)	(257,283)	(147,014)	(231,133)	(135,457)
Net loss attributable to common shareholders, basic	(140,362)	(46,144)	(292,906)	(162,883)	(265,810)	(156,271)
Net loss available to common stockholders, diluted	$ (140,362)	$ (46,144)	$ (292,906)	$ (162,883)	$ (265,810)	$ (156,271)
Net loss per common share
Basic	$ (1.5)	$ (3.57)	$ (7.25)	$ (12.8)	$ (20.74)	$ (13.05)
Diluted	$ (1.5)	$ (3.57)	$ (7.25)	$ (12.8)	$ (20.74)	$ (13.05)
Weighted-average common shares outstanding
Basic	93,849	12,924	40,389	12,728	12,819	11,977
Diluted	93,849	12,924	40,389	12,728	12,819	11,977
Series C Preferred Stock
Other (expense) income
Less: Accretion of dividends	$ 2,298	$ 5,354	$ 13,240	$ 15,869	$ (21,224)	$ (20,814)
Series D-1 Preferred Stock
Other (expense) income
Less: Accretion of dividends	4,524	0	21,989	0	$ (13,453)	$ 0
Series D-3 Preferred Stock
Other (expense) income
Less: Accretion of dividends	$ 128	$ 0	$ 394	$ 0